GEOGRAPHICAL INFORMATION AND MAJOR CUSTOMERS DATA (Schedule of Long-Lived Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Long-lived assets:
Long-lived assets:	$ 793	$ 1,000
Israel [Member]
Long-lived assets:
Long-lived assets:	75	110
USA [Member]
Long-lived assets:
Long-lived assets:	589	737
Other [Member]
Long-lived assets:
Long-lived assets:	$ 129	$ 153